Description of Organization and Business Operations (Q1) (Details)			3 Months Ended	12 Months Ended
	Feb. 09, 2021 USD ($) $ / shares shares	Oct. 14, 2020 Business	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | Business		1
Deferred underwriting commission			$ 250,000	$ 250,000	$ 250,000
Proceeds from issuance initial public offering				0	483,000,000
Proceeds received from private placement				$ 0	12,324,495
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account			80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent			15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Redemption period upon closure			10 days	10 days
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Cash operating bank account			15,055	22,339	93,599
Working capital			3,000,000	1,100,000
Aggregate purchase price			25,000	25,000
Loan from the Sponsor				0	30,212
Loans from working capital			750,000	500,000	$ 0
Sponsor
Subsidiary, Sale of Stock [Line Items]
Loan from the Sponsor			$ 135,000	$ 135,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			8,216,330	8,216,330
Price of warrant | $ / shares			$ 1.5	$ 1.5
Proceeds received from private placement			$ 12,300,000	$ 12,300,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Underwriting commission	$ 16,900,000
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares	48,300,000
Deferred underwriting commission	$ 250,000
Purchase price, per unit | $ / shares	$ 10
Proceeds from issuance initial public offering	$ 483,000,000
Offering Costs	$ 27,100,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares	483,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	8,216,330
Price of warrant | $ / shares	$ 1.5
Proceeds received from private placement	$ 12,300,000
Over-Allotment Units
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares	6,300,000
Purchase price, per unit | $ / shares	$ 10